Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage limit	$ 250,000	$ 250,000
Shares subject to possible redemption (in Shares)	7,870,157	8,801,384
Offering costs	$ 4,289,471	$ 4,289,471
Accrued underwriting fees	2,000,000	2,000,000
Deferred underwriting fee	1,959,758	1,959,758
Other offering costs	329,713	329,713
Total operating expenses	$ 317,023	$ 317,023
Note Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock shares issued	5,177,500	5,152,500
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock shares issued	5,000,000	5,000,000
Private placement
Significant Accounting Policies (Details) [Line Items]
Common stock shares issued	152,500	152,500
Common Stock
Significant Accounting Policies (Details) [Line Items]
Diluted loss per share (in Shares)	5,177,500	5,177,500